GROUP STRUCTURE (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interests in associates		$ 37
Interests in joint ventures	993	635
Interests in associates and joint ventures	993	672
Compania De Inversione De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	605	303
Citelec [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	158	82
CT Barragan SA [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	230	250
OCP [Member]
IfrsStatementLineItems [Line Items]
Interests in associates		23
Transportadora De Gas Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Interests in associates		$ 14